Consolidated Statements Of Common Shareholders' Equity (Deficit) And Noncontrolling Interest - USD ($) $ in Thousands	Total	Paid In Capital [Member]	Accumulated Deficit [Member]	Cumulative Preferred Stock Of Subsidiary [Member]	Indianapolis Power And Light Company [Member]	Indianapolis Power And Light Company [Member] Corporate Stocks - Common [Member]	Indianapolis Power And Light Company [Member] Paid In Capital [Member]	Indianapolis Power And Light Company [Member] Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2013	$ 47,774	$ 61,468	$ (13,694)	$ 59,784	$ 839,061	$ 324,537	$ 63,173	$ 451,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income applicable to common stock	74,755		74,755	3,213	106,315
Net income	77,968				109,528			109,528
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(127,400)			(127,400)
Adjustments to Additional Paid in Capital Contributions from Parent					106,400		106,400
Distributions to AES	(78,400)		(78,400)
Proceeds from Contributed Capital	106,400	106,400
Other	742	742			733		733
Ending Balance at Dec. 31, 2014	151,271	168,610	(17,339)	59,784	925,109	324,537	170,306	430,266
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent					106,400
Net income applicable to common stock	56,311		56,311	3,213	98,708
Net income	59,524				101,921			101,921
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(113,747)			(113,747)
Adjustments to Additional Paid in Capital Contributions from Parent					214,364		214,364
Distributions to AES	(69,487)		(69,487)
Proceeds from Contributed Capital	0
Issuance of common stock	214,366	214,366
Other	472	472			470		470
Ending Balance at Dec. 31, 2015	352,933	383,448	(30,515)	59,784	1,124,904	324,537	385,140	415,227
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent					214,364
Net income applicable to common stock	127,847		127,847	3,213	153,232
Net income	131,060				156,445			156,445
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(133,466)			(133,466)
Distributions to AES	(122,959)		(122,959)
Proceeds from Contributed Capital	78,738	78,738
Issuance of common stock	134,276	134,276
Other	348	348			346		346
Ending Balance at Dec. 31, 2016	$ 571,183	$ 596,810	$ (25,627)	$ 59,784	1,358,030	$ 324,537	598,500	$ 434,993
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent					$ 213,014		$ 213,014